Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade and other payables
28	Trade and other payables

	As at 31 December
	2020	2021
	RMB’000	RMB’000
Trade payables	1,294,138	1,527,706
Bills payable	26,196	562,593
Amounts due to related parties exclude advances received	3,655,724	4,910,255

	4,976,058	7,000,554

Dividends payable	29,522	30,577
Construction payable	299,205	487,283
Oil price risk reserve	546,055	—
Accrued expenses	518,333	400,391
Other liabilities	106,634	87,144

	1,499,749	1,005,395

Financial liabilities measured at amortized cost	6,475,807	8,005,949

Amounts due to related parties – advances received	1,117	6,275
Amounts due to related parties – measured at fair value through profit or loss (FVPL) (i)	—	1,388,286

	6,476,924	9,400,510

Total amount due to related parties	3,656,841	6,304,816
All trade and other payables (including amounts due to related parties) are expected to be settled or recognized as income within one year or are repayable on demand.
(i) Amounts due to related parties – measured at FVPL represents the obligation that the Company needs to return the crude oil to its related party with maturity of less than 1 year, which is measured at fair value through profit or loss.
As at 31 December 2020 and 31 December 2021, all trade and other payables of the Group were non-interest
bearing, and their fair value, approximated their carrying amounts due to their short maturities.
Majority of amount due to related parties were trade payable for purchasing crude oil from related parties.
As at 31 December 2020 and 31 December 2021, the ageing analysis of the trade payables (including amounts due to related parties of trading in nature) and bills payable based on invoice date were as follows:

	As at 31 December
	2020	2021
	RMB’000	RMB’000
Within one year	4,973,711	6,990,653
Over one year within two years	1,973	9,527
Over two years	374	374

	4,976,058	7,000,554